Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable was comprised of the following amounts as of September 30, 2012 and 2011:

	9/30/2012	9/30/2011

Gross accounts receivable from customers	$167,668	$119,762
Allowance for doubtful customer accounts	(8,383)	(5,988)
Accounts receivable, net	$159,285	$113,774